Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Income Taxes [Line Items]
Federal corporate tax rate	21.00%		35.00%
Change in valuation allowance	$ 3,700	$ 10,000
Federal and state net operating loss carryforwards expiration year	2026
Research and development tax credit carryforwards expiration year	2027
Unrecognized tax benefits related to federal and California R&D credits	$ 2,692	1,457		$ 835
Domestic Tax Authority [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	104,200
Research and development tax credit carryforwards	4,700
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	71,300
Research and development tax credit carryforwards	$ 4,300
ASC 606
Income Taxes [Line Items]
Change in valuation allowance		$ (700)